Personnel Expenses - Summary of Personnel Expenses (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of personnel expenses [line items]
Personnel Expenses	$ (1,119,867,405)	$ (830,935,184)	$ (713,356,120)
Payroll
Disclosure of personnel expenses [line items]
Personnel Expenses	(454,514,449)	(438,768,723)	(403,199,522)
Social Contributions on Payroll
Disclosure of personnel expenses [line items]
Personnel Expenses	(108,108,481)	(103,016,606)	(96,121,749)
Personnel Compensations and Rewards
Disclosure of personnel expenses [line items]
Personnel Expenses	(519,008,837)	(238,158,966)	(178,094,949)
Services for Personnel
Disclosure of personnel expenses [line items]
Personnel Expenses	(16,763,649)	(19,437,979)	(19,837,731)
Other Short-term Personnel Expenses
Disclosure of personnel expenses [line items]
Personnel Expenses	(17,760,561)	(30,229,247)	(14,452,463)
Other Long-term Personnel Expenses
Disclosure of personnel expenses [line items]
Personnel Expenses	$ (3,711,428)	$ (1,323,663)	$ (1,649,706)